SHARE-BASED COMPENSATION - Restricted shares (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Weighted Average Grant Date Fair Value
Fair value of the restricted shares vested	¥ 1,112,196
Share-based compensation expense	¥ 185,604	¥ 199,737	¥ 253,922
Exercisable	2,953,360
Restricted Shares
Weighted Average Grant Date Fair Value
Outstanding at beginning	¥ 42.73	¥ 68.45
Outstanding at ending	51.43	42.73	¥ 68.45
Weighted-average grant-date fair value	¥ 51.43	¥ 42.73	¥ 68.45
Total fair value of the shares vested	¥ 60,376	¥ 63,974	¥ 53,686
Share-based compensation expense	¥ 61,622	¥ 91,211	¥ 163,110
Performance based restricted shares
Weighted Average Grant Date Fair Value
Exercisable	873,772
Restricted Shares
Number of Restricted Shares Units
Outstanding at beginning	3,155,594
Granted	579,240	388,900
Forfeited	(659,182)
Vested	(1,089,684)
Outstanding at ending	1,985,968	3,155,594
Weighted Average Grant Date Fair Value
Outstanding at beginning	¥ 56.99
Granted	51.43
Forfeited	61.91
Vested	55.41
Outstanding at ending	¥ 54.62	¥ 56.99
Granted shares	579,240	388,900
Vesting period (in years)	4 years
Weighted-average grant-date fair value	¥ 54.62	¥ 56.99
Weighted-average period	1 year 4 months 6 days
Granted shares	579,240	388,900
Contractual life of employees	10 years
Vesting period (in years)	4 years
Restricted Shares | Restricted Shares
Weighted Average Grant Date Fair Value
Unrecognized compensation cost	¥ 81,313
Restricted Shares | Minimum
Weighted Average Grant Date Fair Value
Vesting period (in years)	3 years
Vesting period (in years)	3 years
Restricted Shares | Maximum
Weighted Average Grant Date Fair Value
Vesting period (in years)	4 years
Vesting period (in years)	4 years